UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Megan Kennedy
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31/08

Date of reporting period:	7/31/08

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - 128.0%
AUSTRALIA - 71.0%
		ABN Amro Bank NV,
AUD	15,000	6.50%, 5/17/13(a)(b)	$12,244,798
		AMP Bank, Ltd.,
AUD	5,000	8.7633%, 4/07/09(a)(b)	4,689,022
		AMP Group Finance Services, Ltd.,
AUD	8,000	9.00%, 5/16/11	7,552,475
		ANZ Banking Corporation,
AUD	12,000	6.25%, 5/23/11(a)(b)	10,549,858
AUD	14,000	8.50%, 4/22/13	13,204,282
		Asian Development Bank,
AUD	20,000	7.125%, 3/19/13	18,940,114
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	20,485,177
		AXA SA,
AUD	9,000	7.50%, 10/26/16(a)(b)	6,719,755
AUD	8,000	9.2067%, 10/26/16(a)(b)	6,565,059
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	6,446,127
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	11,292,160
		Caisse d’Amortissement de la Dette Sociale,
AUD	16,500	7.50%, 2/28/13	15,787,950
		CFS Gandel Retail Trust,
AUD	4,000	6.25%, 12/22/14	3,089,411
AUD	5,000	8.085%, 7/31/09(a)(b)	4,669,639
		Cie de Financement Foncier,
AUD	15,000	6.25%, 1/30/17	12,991,867
		Commonwealth of Australia,
AUD	51,650	6.00%, 2/15/17	47,915,415
AUD	88,600	7.50%, 9/15/09	84,302,730
AUD	6,000	8.75%, 8/15/08	5,652,492
		Commonwealth Bank of Australia,
AUD	25,200	6.25%, 9/01/09	23,451,955
AUD	10,000	8.50%, 6/24/11	9,522,231
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,182,445
		Eurofima,
AUD	15,000	6.00%, 8/15/10	13,804,782
		European Investment Bank,
AUD	21,500	7.00%, 1/24/12	20,268,713
		FGL Finance Australia, Ltd.,
AUD	5,500	6.25%, 3/17/10	5,004,937
		General Electric Capital Australia Funding Pty,
AUD	9,500	5.75%, 2/11/10	8,597,213
AUD	4,500	6.00%, 6/15/11	3,957,336
AUD	10,700	6.00%, 8/17/12	9,131,543
AUD	11,000	6.00%, 5/15/13	9,230,514
AUD	30,000	6.50%, 11/15/11	26,532,890
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	3,042,677
		Goldman Sachs Group, Inc.,
AUD	12,500	6.35%, 4/12/16	9,702,524
		HBOS PLC,
AUD	4,000	6.75%, 5/01/12(a)(b)	3,376,328
		Heritage Building Society, Ltd.,
AUD	5,000	8.5267%, 12/04/11(a)(b)	4,315,785
		HSBC Finance Corp.,
AUD	10,000	6.50%, 9/22/11	8,452,948
AUD	4,000	8.055%, 9/22/11(a)(b)	3,472,616
		Hypo Real Estate Bank Intl.,
AUD	24,500	6.25%, 8/16/11	22,268,512
AUD	5,000	8.01%, 2/22/11(a)(b)	4,525,480
		ING Bank Australia, Ltd.,
AUD	10,000	7.00%, 4/24/12	8,975,123
		International Finance Corp.,
AUD	14,000	7.50%, 2/28/13	13,457,411
		Kreditanstalt fuer Wiederaufbau,
AUD	25,000	7.50%, 8/26/11	23,810,757
		Landwirtschaftliche Rentenbank,
AUD	25,000	6.00%, 9/15/09	23,179,177
AUD	9,100	6.00%, 5/30/13	8,156,008

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
AUSTRALIA (continued)
		Macquarie Bank, Ltd.,
AUD	1,500	6.50%, 9/15/09(a)(b)	$1,361,914
AUD	7,000	6.50%, 5/31/12(a)(b)	5,327,875
AUD	5,000	8.34%, 5/31/12(a)(b)	4,259,242
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/06/10	8,531,252
AUD	6,000	6.75%, 3/12/14	4,583,354
		Mirvac Group Funding, Ltd.,
AUD	5,000	8.4067%, 9/15/10(a)(b)	4,613,755
		Monumental Global Funding, Ltd.,
AUD	11,500	6.50%, 11/08/11	9,983,046
		Morgan Stanley,
AUD	5,000	8.3417%, 3/01/13(a)(b)	4,243,997
		National Australia Bank,
AUD	20,000	8.25%, 5/20/13	18,815,088
		National Capital Trust III,
AUD	3,500	8.8133%, 9/30/16(a)(b)	2,686,908
		National Wealth Management,
AUD	2,500	6.75%, 6/16/16(a)(b)	1,951,470
		Nederlands Waterschapsbank,
AUD	9,400	5.875%, 3/15/10	8,646,129
AUD	4,530	6.25%, 3/30/12	4,133,278
		New South Wales Treasury Corporation,
AUD	20,500	6.00%, 5/01/12	18,782,588
AUD	26,000	7.00%, 12/01/10	24,538,813
		Orica Ltd.,
AUD	5,000	9.2133%, 6/11/09	4,715,085
		QBE International Holdings PLC,
AUD	5,000	9.38%, 8/03/10(a)(b)	4,592,333
		QIC Shopping Centre Fund Pty. Ltd.,
AUD	5,000	8.47%, 6/05/09(a)(b)	4,687,576
		Queensland Treasury Corporation,
AUD	10,000	6.00%, 7/14/09	9,335,973
AUD	38,400	6.00%, 6/14/11	35,449,082
AUD	86,500	6.00%, 8/14/13	78,815,531
AUD	82,000	6.00%, 10/14/15	73,498,335
AUD	17,900	6.00%, 9/14/17	15,883,305
AUD	17,000	6.00%, 6/14/21	14,878,930
AUD	13,900	6.50%, 4/16/12	12,971,348
		Rabobank Capital Fund Trust,
AUD	5,000	8.5333%, 12/31/14(a)(b)(c)	4,033,869
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	11,914,276
		RWH Finance Pty. Limited,
AUD	4,800	6.20%, 3/26/17	3,885,979
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	9,023,079
		SNS Bank Nederland,
AUD	5,000	7.88%, 11/08/11(a)(b)	4,463,998
		SPI Australia Finance Pty. Ltd.,
AUD	10,000	6.25%, 11/14/08	9,360,907
		SPI Electricity & Gas,
AUD	15,000	6.50%, 11/03/11	13,342,559
		St. George Bank, Ltd,
AUD	10,500	6.50%, 7/26/11(a)(b)	9,183,708
AUD	10,500	10.00%, 5/09/13(a)(b)	10,111,656
		Suncorp Metway Insurance, Ltd.,
AUD	5,000	6.75%, 9/23/14(a)(b)	4,030,546
AUD	5,000	8.75%, 5/30/11	4,726,225
AUD	5,000	8.775%, 9/23/14(a)(b)	4,396,339
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	3,084,803
		Telstra Corporation, Ltd.,
AUD	21,500	7.25%, 11/15/12	19,377,836
AUD	2,000	8.75%, 1/20/15	1,823,883
		Treasury Corp. of Victoria,
AUD	25,000	7.50%, 8/15/08	23,539,811
AUD	2,850	6.00%, 10/17/22	2,488,859
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	4,461,752
		Western Australia Treasury Corporation,
AUD	31,030	7.00%, 4/15/11	29,325,310
AUD	25,000	7.00%, 4/15/15	23,747,481
AUD	40,000	7.50%, 10/15/09	37,869,155
AUD	12,820	8.00%, 6/15/13	12,637,433
AUD	42,500	8.00%, 7/15/17	42,998,625
		Westpac Banking Corporation,
AUD	9,000	6.00%, 11/16/10(a)(b)	7,975,138
AUD	16,500	6.50%, 1/24/12(a)(b)	14,344,553
AUD	5,000	6.75%, 12/18/08(a)(b)	4,668,759
AUD	5,000	8.25%, 4/18/11	4,728,089

			1,260,349,071

CHINA - 2.4%
		CMHI Finance BVI Co. Ltd.,
USD	7,800	7.125%, 6/18/18	7,580,334
		Nine Dragons Paper Holdings, Ltd.,
USD	3,950	7.875%, 4/29/13(c)	3,662,816
		Parkson Retail Group, Ltd,
USD	5,400	7.125%, 5/30/10(b)	5,176,365
USD	5,100	7.875%, 11/14/11	5,111,125
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	14,200,000
		Xinao Gas Holdings Limited,
USD	7,300	7.375%, 8/05/12	7,238,768

			42,969,408

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
HONG KONG - 8.5%
		Bank of East Asia Ltd.,
USD	12,650	5.625%, 12/14/10 (a)(b)	$12,797,271
		CITIC Ka Wah Bank,
USD	6,950	9.125%, 5/31/12(a)(b)	7,198,231
		Hong Kong Government,
HKD	75,000	3.63%, 12/19/11	9,789,598
HKD	74,000	3.97%, 9/19/11	9,780,092
HKD	100,000	4.06%, 3/19/12	13,269,791
HKD	100,000	4.20%, 9/17/12	13,330,163
HKD	99,000	4.53%, 6/18/12	13,325,091
HKD	38,000	7.21%, 6/09/09	5,102,066
		Hong Kong Land Finance Co.,
USD	2,700	5.50%, 4/28/14	2,619,467
		Hutchison Whampoa, Ltd.,
USD	7,100	6.25%, 1/24/14(c)	7,142,884
USD	21,700	6.50%, 2/13/13(c)	22,160,409
USD	6,000	7.00%, 2/16/11(c)	6,306,198
USD	14,100	7.45%, 11/24/33(c)	14,265,266
		Swire Pacific MTN Financing Ltd.,
USD	4,750	6.25%, 04/18/18	4,731,747
		Wing Hang Bank Limited,
USD	11,000	6.00%, 4/20/17(a)(b)	9,333,214

			151,151,488

INDIA - 1.8%
		ICICI Bank,
USD	7,000	6.375%, 4/30/17(a)(b)(c)	5,993,134
USD	8,000	6.625%, 10/03/12(c)	7,764,144
		NTPC, Ltd.,
USD	9,600	5.875%, 3/02/16	8,966,688
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(c)	8,616,770

			31,340,736

INDONESIA - 7.7%
		Bank Danamon Indonesia,
USD	9,500	7.65%, 3/30/09(a)(b)(c)	9,487,973
		Barclays Indonesia Government Bond Linked Note,
IDR	220,000,000	10.00%, 7/15/17	21,709,730
		Indonesian Government,
IDR	62,500,000	10.00%, 10/15/11	6,611,888
IDR	50,000,000	10.00%, 7/15/17	4,979,115
IDR	40,500,000	13.15%, 1/15/12	4,678,554
		Indosat Finance,
USD	1,200	7.125%, 6/22/10(b)(c)	1,205,314
USD	14,700	7.75%, 11/05/08(b)(c)	14,825,191
		Majapahit Holding BV,
USD	8,500	7.25%, 6/28/17(c)	7,582,969
USD	5,600	7.875%, 6/29/37	4,543,045
		MGTI Finance Company, Ltd.,
USD	6,000	8.375%, 9/15/10	5,998,380
		PT Bank Lippo TBK,
USD	8,050	7.375%, 11/22/11(a)(b)	7,585,274
		PT Bank Rakyat Indonesia,
USD	8,050	7.75%, 10/30/08(a)(b)	7,934,893
		Republic of Indonesia,
USD	19,200	6.625%, 2/17/37(c)	16,741,786
USD	21,850	7.25%, 4/20/15(c)	22,340,642

			136,224,754

MACAU - 0.2%
		Galaxy Entertainment Finance,
USD	3,900	8.133%, 12/15/08(a)(b)(c)	3,763,500

MALAYSIA - 6.6%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)(b)	5,497,008
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/03/10(a)(b)	4,653,178
		IOI Ventures,
USD	2,650	5.25%, 3/16/15	2,549,745
		Malaysia Government,
MYR	26,900	3.702%, 2/25/13	8,151,452
MYR	65,000	3.718%, 6/15/12	19,748,042
MYR	49,000	4.262%, 9/15/16	14,711,317
USD	7,990	7.50%, 7/15/11	8,646,131
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12(c)	7,292,456
USD	10,500	7.75%, 8/15/15(c)	12,075,210
USD	4,000	7.875%, 5/22/22(c)	4,738,720
		Public Bank Berhad,
USD	8,350	5.00%, 6/20/12(a)(b)	8,105,579
USD	3,200	5.625%, 9/22/09(a)(b)	3,208,387
		Telekom Malaysia,
USD	3,000	7.875%, 8/01/25(c)	3,349,122
		Tenaga Nasional Berhad,
USD	14,000	7.50%, 1/15/96(c)	13,152,440
USD	1,600	7.625%, 4/01/11(c)	1,695,830

			117,574,617

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
NEW ZEALAND - 1.5%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	$1,462,845
		European Investment Bank,
NZD	1,000	7.25%, 2/08/10	734,269
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	1,284,208
NZD	2,000	7.00%, 7/15/09	1,455,203
		HBOS Treasury Services PLC,
NZD	2,000	8.805%, 2/03/09(a)	1,467,789
		Morgan Stanley,
NZD	2,000	6.86%, 9/06/12	1,321,147
		Nederlandse Waterschapsbank,
NZD	2,500	6.50%, 10/17/08	1,826,140
		New Zealand Government,
NZD	4,500	6.00%, 4/15/15	3,285,134
NZD	4,000	7.00%, 7/15/09	2,940,422
		Province of Manitoba,
NZD	1,500	6.375%, 9/01/15	1,064,684
		Province of Ontario,
NZD	5,500	6.25%, 12/03/08	4,010,227
NZD	4,000	6.25%, 6/16/15	2,810,568
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	1,077,298
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	992,778
		Toyota Motor Credit Corp.,
NZD	2,000	6.75%, 9/21/09	1,452,145

			27,184,857

PHILIPPINES - 9.9%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	4,460,000
		Land Bank of Philippines,
USD	7,500	7.25%, 10/19/11(a)(b)	7,483,988
		National Power Corporation,
USD	1,600	9.875%, 3/16/10	1,651,342
USD	7,000	6.875%, 11/02/16(c)	6,643,749
		Philippine Government,
PHP	18,000	8.50%, 2/17/09	411,383
PHP	445,000	9.125%, 9/04/16	10,074,375
PHP	133,000	11.875%, 5/29/23	3,334,968
PHP	68,000	12.00%, 1/13/09	1,571,773
PHP	95,000	13.00%, 4/25/12	2,438,586
PHP	372,800	18.00%, 11/26/08	8,691,090
		Philippine Long Distance Telephone Company,
USD	10,800	8.35%, 3/06/17	11,826,000
USD	8,500	11.375%, 5/15/12	10,072,500
		Republic of Philippines,
USD	7,400	7.75%, 1/14/31	8,103,000
USD	9,450	8.25%, 1/15/14	10,371,375
USD	12,000	8.375%, 2/15/11	12,840,000
USD	4,000	9.00%, 2/15/13	4,495,000
USD	14,100	9.375%, 1/18/17	16,955,250
USD	14,000	9.875%, 3/16/10	15,295,000
USD	16,050	9.875%, 1/15/19	20,123,169
USD	10,879	10.625%, 3/16/25	14,781,297
		URC Philippines, Ltd.,
USD	4,500	8.25%, 1/20/10(b)	4,635,419

			176,259,264

SINGAPORE - 5.2%
		BW Group Ltd.,
USD	7,200	6.625%, 6/28/17(c)	6,356,009
		DBS Bank,
USD	1,300	5.00%, 11/15/14(a)(b)(c)	1,188,108
USD	10,400	5.125%, 5/16/12(a)(b)(c)	10,084,880
USD	5,000	7.125%, 5/15/11(c)	5,270,920
USD	7,500	7.657%, 3/15/11(a)(b)(c)	7,707,787
		Flextronics International, Ltd.,
USD	4,900	6.50%, 5/15/09(b)	4,655,000
		Singapore Government,
SGD	32,000	2.625%, 4/01/10	24,053,567
SGD	15,000	3.50%, 9/01/20	10,798,190
SGD	13,000	4.00%, 9/01/18	10,154,099
		Stats Chippac, Ltd.,
USD	6,000	6.75%, 11/15/08(b)	6,195,000
USD	5,350	7.50%, 7/19/10	5,791,375

			92,254,935

SOUTH KOREA - 9.3%
		Equus Cayman Finance, Ltd.,
USD	7,800	5.50%, 9/12/08(c)	7,818,221
		Hana Funding, Ltd.,
USD	3,500	8.748%, 12/17/12(a)(b)	3,620,056
		Hanarotelecom, Inc.,
USD	5,900	7.00%, 2/01/12(c)	5,870,860
		Hyundai Capital Services,
USD	3,800	5.625%, 1/24/12	3,571,924
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(c)	2,410,080
		Korea Electric Power Corporation,
USD	10,000	7.00%, 2/01/27	10,118,070
		Korea South-East Power Co., Ltd.,
USD	3,900	4.75%, 6/26/13	3,752,163
USD	12,000	6.00%, 5/25/16(c)	11,725,668
		Pusan Bank,
USD	7,600	5.50%, 3/14/12(a)(b)	6,993,908
		SC First Bank Korea,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	3,961,471

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
SOUTH KOREA (continued)
		South Korea National Debt,
KRW	3,120,000	4.00%, 6/10/10	$2,989,728
KRW	6,125,000	4.25%, 9/10/14	5,554,520
KRW	10,000,000	5.00%, 9/10/16	9,315,953
KRW	21,150,000	5.25%, 3/10/13	20,399,233
KRW	3,350,000	5.50%, 9/10/17	3,215,629
KRW	26,674,000	6.91%, 7/18/11	27,144,172
		SK Energy Co. Ltd.,
USD	8,500	7.00%, 6/19/13	8,475,350
		Shinhan Bank,
USD	6,300	3.784%, 8/5/08 (a)	6,300,000
USD	3,900	4.625%, 11/03/09(a)(b)(c)	3,859,658
USD	6,650	5.663%, 3/02/15(a)(b)	5,366,464
USD	1,600	6.25%, 9/08/08(a)(b)	1,602,182
		Kookmin Bank,
USD	800	2.765%, 12/27/08 (a)	799,659
		Korea Railroad Corp.,
USD	6,300	5.375%, 5/15/13(c)	6,208,839
		Woori Bank,
USD	4,700	6.208%, 5/02/17(a)(b)(c)	3,746,673

			164,820,481

TAIWAN - 0.3%
		Cathay United Bank Co., Ltd.,
USD	6,900	5.50%, 10/05/15(a)(b)(c)	5,788,893

THAILAND - 3.6%
		Bangkok Bank Public Company,
USD	6,000	9.025%, 3/15/29(c)	6,283,572
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(c)	4,927,254
		Krung Thai Bank PCL,
USD	2,200	7.378%, 10/10/16(a)(b)	1,951,581
		PTT Public Company Limited,
USD	3,100	5.75%, 8/01/14(c)	3,069,096
		Thailand Government,
THB	800,000	4.25%, 3/13/13	23,426,265
THB	40,000	5.00%, 12/03/14	1,198,524
THB	62,000	5.125%, 3/13/18	1,837,094
THB	444,000	5.25%, 5/12/14	13,460,982
THB	270,000	5.40%, 7/27/16	8,208,685

			64,363,053

Total Long-Term Investments (cost $2,078,493,552)			2,274,045,057

SHORT-TERM INVESTMENTS - 1.6%
NEW ZEALAND - 0.1%
		New Zealand Call Deposit,
NZD	2,576	2.00%, perpetual	1,890,676

UNITED STATES - 1.5%
USD	26,692	Repurchase Agreement, State Street Bank and Trust Company, 1.74% dated 7/31/08, due 8/01/08 in the amount of $26,693,290 (collateralized by $2,230,000 U.S. Treasury Bond, 5.125% due 6/30/11; value $2,377,738 and $21,855,000 U.S. Treasury Bond, 4.50% due 2/28/11; value $23,166,300 and $1,660,000 U.S. Treasury 3.625% due 5/15/13; value $1,693,200)	26,692,000

Total Short-Term Investments (cost $28,410,544)			28,582,676

Total Investments - 129.6% (cost $2,106,904,096)			2,302,627,733
Liabilities in Excess of Other Assets - (29.6)%			(526,564,362)

Net Assets Applicable to Common Shareholders - 100.0%			$1,776,063,371

AUD - Australian dollar

HKD - Hong Kong dollar

IDR - Indonesian rupiah

KRW - South Korean won

MYR - Malaysian ringgit

NZD - New Zealand dollar

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2008.

(b)	The date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate market value of these securities amounted to $301,188,381 or 16.95% of net assets applicable to common shareholders.

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Depreciation
Deutsche Bank	June 30, 2011	130,000	4.1400%	1 month LIBOR	$(1,529,987)
Merrill Lynch	June 30, 2009	144,000	3.3700%	1 month LIBOR	(550,985)
UBS AG	October 31, 2010	116,000	3.9800%	1 month LIBOR	(1,568,430)

					$(3,649,402)

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6% -10 year	September 2008	443	$1,330,251
United States Treasury Note 6% - 2 year	September 2008	82	101,178
United States Treasury Bond 6% - 5 year	September 2008	71	116,263
Sale contracts:
Australian Treasury Bond 6% - 3 year	September 2008	317	(116,291)
United States Treasury Bond 6% - 10 year	September 2008	8	(18,228)
United States Treasury Bond 6% - 30 year	September 2008	100	(96,875)

			$1,316,298

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2008	Sale Value as of July 31, 2008	Unrealized Appreciation/ (Depreciation)
China Renminlbi/United States Dollar
settlement date 8/15/08	CNY7,271,550	USD850,000	$1,065,565	$1,049,134	$16,431
settlement date 8/27/08	CNY63,827,900	USD9,200,000	9,361,860	9,301,647	60,213
Malaysian Ringgit/United States Dollar
settlement date 9/22/08	MYR7,442,685	USD2,295,000	2,285,416	2,295,000	(9,584)
settlement date 9/24/08	MYR19,309,880	USD 5,920,000	5,929,460	5,934,198	(4,738)
Singapore Dollar/United States Dollar
settlement date 8/27/08	SGD13,086,249	USD 9,734,903	9,584,080	9,657,392	(73,312)
settlement date 9/11/08	SGD1,237,444	USD 855,000	906,978	910,186	(3,208)
South Korean Won/United States Dollar
settlement date 11/13/08	KRW10,776,144,000	USD10,320,000	10,606,702	10,320,000	286,702
United States Dollar/Australian Dollar
settlement date 9/02/08	USD144,571,257	AUD153,300,000	145,672,215	143,694,406	1,977,809
settlement date 10/01/08	USD146,484,800	AUD155,000,000	146,484,800	144,716,568	1,768,232
United States Dollar/Hong Kong Dollar
settlement date 9/11/08	USD7,730,000	HKD60,243,755	7,730,000	7,727,720	2,280
United States Dollar/Indonesian Rupiah
settlement date 8/27/08	USD4,450,000	IDR44,724,680,000	4,711,333	4,893,588	(182,255)
United States Dollar/Philippines Peso
settlement date 8/26/08	USD7,580,000	PHP336,089,620	7,580,000	7,600,159	(20,159)
United States Dollar/South Korean Won
settlement date 8/28/08	USD11,800,000	KRW11,923,664,000	11,800,000	11,768,171	31,829
United States Dollar/Thai Baht
settlement date 9/11/08	USD7,758,490	THB260,759,800	7,758,490	7,777,583	(19,093)

		Net USD Total	$371,476,899	$367,645,752	$3,831,147

AUD - Australian dollar

CNY - China renminlbi

HKD - Hong Kong dollar

IDR - Indonesian rupiah

KRW - South Korean won

MYR - Malaysian ringgit

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

USD - United States dollar

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2008 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,106,904,096	$222,483,069	$26,759,432	$195,723,637

Portfolio of Investments (concluded)

As of July 31, 2008 (unaudited)

Quality of Investments

As of July 31, 2008, 75.1% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2008.

% of total Investments
AAA/Aaa	43.2
AA/Aa	9.6
A	22.3
BBB/Baa	9.5
BB/Ba*	14.2
B*	1.2

*	Below Investment Grade

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

Interest Rate and Currency Swaps

The Registrant may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Registrant had invested directly in the asset that yielded the desired return or to hedge the borrowings.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Registrant will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Registrant’s basis in the contract. The Registrant is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Registrant as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Repurchase Agreements

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller of the security defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Vincent Esposito
Vincent Esposito,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent Esposito
Vincent Esposito,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 25, 2008

By:	/s/ Megan Kennedy
Megan Kennedy,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 25, 2008